Quarterly Holdings Report
for
Fidelity® MSCI Communication Services Index ETF
April 30, 2022
T09-NPRT3-0622
1.9584818.108

Schedule of Investments April 30, 2022 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.8%
		Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES – 12.8%
Alternative Carriers – 3.1%
Anterix, Inc. (a)		10,312	$ 534,574
Bandwidth, Inc. Class A (a)		19,281	426,496
Cogent Communications Holdings, Inc.		37,594	2,199,249
EchoStar Corp. Class A (a)		32,788	765,600
Globalstar, Inc. (a)		627,670	728,097
Iridium Communications, Inc. (a)		104,054	3,715,768
Liberty Global PLC Class A (a)		139,221	3,168,670
Liberty Global PLC Class C (a)		196,767	4,663,378
Liberty Latin America Ltd. Class A (a)		39,563	365,562
Liberty Latin America Ltd. Class C (a)		136,046	1,257,065
Lumen Technologies, Inc.		494,530	4,974,972
			22,799,431
Integrated Telecommunication Services – 9.7%
AT&T, Inc.		1,656,545	31,242,438
ATN International, Inc.		9,756	385,362
Consolidated Communications Holdings, Inc. (a)		64,924	386,298
Frontier Communications Parent, Inc. (a)		138,844	3,664,093
IDT Corp. Class B (a)		16,539	437,953
Radius Global Infrastructure, Inc. (a)		53,084	659,303
Verizon Communications, Inc.		742,643	34,384,371
			71,159,818
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES	93,959,249
ENTERTAINMENT – 20.2%
Interactive Home Entertainment – 5.3%
Activision Blizzard, Inc.		224,509	16,972,880
Electronic Arts, Inc.		88,764	10,478,590
Skillz, Inc. (a)		87,781	179,951
Take-Two Interactive Software, Inc. (a)		45,164	5,397,550
Zynga, Inc. Class A (a)		706,176	5,840,076
			38,869,047
Movies & Entertainment – 14.9%
AMC Entertainment Holdings, Inc. Class A (a)		198,491	3,036,912
Cinemark Holdings, Inc. (a)		89,062	1,412,523
CuriosityStream, Inc. (a)		25,333	51,426
IMAX Corp. (a)		44,211	699,418
Liberty Media Corp-Liberty Braves Class A (a)		7,231	189,958
Liberty Media Corp-Liberty Braves Class C (a)		34,122	856,804
Liberty Media Corp-Liberty Formula One Class C (a)		105,395	6,569,270

		Shares	Value

Lions Gate Entertainment Corp. Class A (a)		51,347	$ 692,671
Lions Gate Entertainment Corp. Class B (a)		105,297	1,323,583
Live Nation Entertainment, Inc. (a)		69,478	7,286,853
Madison Square Garden Entertainment Corp. (a)		21,353	1,564,107
Madison Square Garden Sports Corp. Class A (a)		12,879	2,087,815
Netflix, Inc. (a)		98,567	18,763,214
Roku, Inc. (a)		39,636	3,682,185
The Marcus Corp. (a)		19,129	300,899
The Walt Disney Co. (a)		403,952	45,093,162
Warner Bros Discovery, Inc. (a)		767,729	13,934,281
World Wrestling Entertainment, Inc. Class A		39,553	2,309,500
			109,854,581
TOTAL ENTERTAINMENT	148,723,628
INTERACTIVE MEDIA & SERVICES – 44.2%
Interactive Media & Services – 44.2%
Alphabet, Inc. Class A (a)		37,684	86,002,048
Alphabet, Inc. Class C (a)		34,330	78,935,999
Angi, Inc. (a)		61,220	269,980
Bumble, Inc. Class A (a)		62,171	1,491,482
Cargurus, Inc. (a)		70,623	2,307,960
Cars.com, Inc. (a)		60,576	673,605
Eventbrite, Inc. Class A (a)		62,924	665,736
EverQuote, Inc. Class A (a)		15,895	220,623
fuboTV, Inc. (a)		43,412	164,531
IAC/InterActive Corp. (a)		43,004	3,564,172
j2 Global, Inc. (a)		37,465	3,310,407
Match Group, Inc. (a)		81,038	6,414,158
MediaAlpha, Inc. Class A (a)		13,722	202,262
Meta Platforms, Inc. Class A (a)		525,281	105,303,082
Pinterest, Inc. Class A (a)		199,345	4,090,559
QuinStreet, Inc. (a)		45,070	428,616
Snap, Inc. Class A (a)		294,980	8,395,131
TripAdvisor, Inc. (a)		87,533	2,246,972
TrueCar, Inc. (a)		75,464	270,161
Twitter, Inc. (a)		243,506	11,936,664
Vimeo, Inc. (a)		129,197	1,316,517
Yelp, Inc. (a)		64,477	2,097,437
ZipRecruiter, Inc. (a)		18,205	409,795
ZoomInfo Technologies, Inc. Class A (a)		92,972	4,406,873
TOTAL INTERACTIVE MEDIA & SERVICES	325,124,770
MEDIA – 19.3%
Advertising – 2.7%
Advantage Solutions, Inc. (a)		55,824	280,795
Boston Omaha Corp. Class A (a)		14,968	311,933

Quarterly Report	2

Common Stocks – continued
	Shares	Value
MEDIA – continued
Advertising – continued
Cardlytics, Inc. (a)	28,937	$ 987,620
Clear Channel Outdoor Holdings, Inc. (a)	288,761	710,352
Loyalty Ventures, Inc. (a)	17,195	219,924
Magnite, Inc. (a)	109,212	1,053,896
Omnicom Group, Inc.	98,929	7,531,465
PubMatic, Inc. (a)	11,037	249,105
Stagwell, Inc. (a)	55,852	378,677
TechTarget, Inc. (a)	22,182	1,493,070
The Interpublic Group of Cos., Inc.	184,534	6,019,499
Thryv Holdings, Inc. (a)	17,805	459,903
		19,696,239
Broadcasting – 4.2%
AMC Networks, Inc. Class A (a)	24,244	791,082
Entercom Communications Corp. (a)	108,297	275,074
Fox Corp. Class A	156,310	5,602,150
Fox Corp. Class B	123,967	4,120,663
Gray Television, Inc.	69,918	1,294,881
Hemisphere Media Group, Inc. (a)	14,689	57,140
iHeartMedia, Inc. Class A (a)	104,276	1,667,373
Nexstar Media Group, Inc. Class A	30,773	4,875,059
Sinclair Broadcast Group, Inc. Class A	43,265	962,214
TEGNA, Inc.	184,018	4,057,597
The E.W. Scripps Co. Class A (a)	46,640	767,694
ViacomCBS, Inc. Class B	230,254	6,704,997
		31,175,924
Cable & Satellite – 10.7%
Altice USA, Inc. Class A (a)	190,145	1,764,546
Cable One, Inc.	3,179	3,707,350
Charter Communications, Inc. Class A (a)	34,293	14,694,208
Comcast Corp. Class A	824,656	32,788,322
DISH Network Corp. Class A (a)	151,224	4,311,396
Liberty Broadband Corp. Class A (a)	21,166	2,278,732
Liberty Broadband Corp. Class C (a)	54,399	6,082,896
Liberty Media Corp-Liberty SiriusXM Class A (a)	72,565	3,035,394
Liberty Media Corp-Liberty SiriusXM Class C (a)	105,681	4,425,920
Sirius XM Holdings, Inc.	764,117	4,584,702

		Shares	Value

WideOpenWest, Inc. (a)		45,697	$ 916,225
			78,589,691
Publishing – 1.7%
Gannett Co., Inc. (a)		118,665	475,847
John Wiley & Sons, Inc. Class A		38,998	1,984,608
News Corp. Class A		236,110	4,689,145
Scholastic Corp.		22,932	845,044
The New York Times Co. Class A		107,104	4,104,225
			12,098,869
TOTAL MEDIA	141,560,723
WIRELESS TELECOMMUNICATION SERVICES – 3.3%
Wireless Telecommunication Services – 3.3%
Gogo, Inc. (a)		43,476	800,393
Shenandoah Telecommunications Co.		41,552	839,350
Telephone & Data Systems, Inc.		84,737	1,552,382
T-Mobile US, Inc. (a)		166,789	20,538,397
United States Cellular Corp. (a)		11,779	339,000
TOTAL WIRELESS TELECOMMUNICATION SERVICES	24,069,522
TOTAL COMMON STOCKS (Cost $802,940,079)			733,437,892
Money Market Fund – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.26% (b) (Cost $720,000)		720,000	720,000
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $803,660,079)	734,157,892
NET OTHER ASSETS (LIABILITIES) (c) – 0.1%	947,924
NET ASSETS – 100.0%	$735,105,816

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
(c)	Includes $107,100 of cash collateral to cover margin requirements for futures contracts.
3	Quarterly Report

Schedule of Investments (Unaudited)–continued
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	1	June 2022	$ 249,510	$ (1,322)	$ (1,322)
CME E-mini S&P Communication Service Select Sector Index Contracts (United States)	18	June 2022	1,389,150	(157,941)	(157,941)
Total Equity Index Contracts					$(159,263)
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific event. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.
The Fund's use of derivatives increased or decreased its exposure to the following risk(s):
Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Quarterly Report	4

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.
The Fund used futures contracts to manage its exposure to the stock market.
Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
5	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
Quarterly Report	6